                      METROPOLITAN LIFE INSURANCE COMPANY
                       THE NEW ENGLAND VARIABLE ACCOUNT

                              ZENITH ACCUMULATOR

                      SUPPLEMENT DATED SEPTEMBER 24, 2002
                                    TO THE
          PROSPECTUS DATED APRIL 30, 1999 AS SUPPLEMENTED MAY 1, 2002

    This Supplement describes changes to the prospectus describing the Zenith Accumulator variable annuity contracts (the "Contracts") issued by Metropolitan Life Insurance Company. You should retain this supplement with your contract prospectus for future reference.

    The following information replaces the information concerning the PIMCO Total Return Sub-account found under ACCUMULATION UNIT VALUES on page A-31 of the Supplement dated May 1, 2002 to the Prospectus dated April 30, 1999.

                                                                  PIMCO
                                                                  TOTAL
                                                                 RETURN
                                                                ---------
                                                                05/01/01*
                                                                   to
                                                                12/31/01
                                                                ---------
      Accumulation Unit Value at beginning of period...........    1.001
      Accumulation Unit Value at end of period.................    1.054
      Number of Accumulation Units outstanding at end of period  201,510

--------
* Date these Sub-accounts were first available.


VA274

                      METROPOLITAN LIFE INSURANCE COMPANY
                       THE NEW ENGLAND VARIABLE ACCOUNT

                              ZENITH ACCUMULATOR

                      SUPPLEMENT DATED SEPTEMBER 24, 2002

                  TO THE STATEMENT OF ADDITIONAL INFORMATION
                               DATED MAY 1, 2002

   This supplement contains revisions to information contained in the Statement of Additional Information and should only be read along with the Prospectus dated April 30, 1999 as Supplemented May 1, 2002 and September 24, 2002, and the May 1, 2002 Zenith Accumulator Statement of Additional Information ("SAI").

   The following replaces information in the CALCULATION OF PERFORMANCE DATA that begins on page II-4 of the SAI with respect to the PIMCO Total Return Sub-Account only which appears on pages II-9 and II-34, and the PIMCO Total Return Portfolio only which appears on pages II-14, II-17, II-19, II-22 and II-24:

               SUB-ACCOUNT AVERAGE ANNUAL TOTAL RETURN (p. II-9)

   For purchase payment allocated to the PIMCO Total Return Sub-Account

                        PERIOD ENDING DECEMBER 31, 2001
                        -------------------------------

                   Since Inception of the Sub-Account -2.81%

          FUND TOTAL RETURN ADJUSTED FOR CONTRACT CHARGES (p. II-14)
                                (NON-STANDARD)

   For purchase payment allocated to the PIMCO Total Return Portfolio

                        PERIOD ENDING DECEMBER 31, 2001
                        -------------------------------

                       Since Inception of the Fund -2.81%



VA275

                   $10,000 SINGLE PURCHASE PAYMENT CONTRACT
                              INVESTMENT RESULTS

                         CONTRACT VALUE (1) (p. II-17)
                         --------------

                                              PIMCO
                                              TOTAL
                                              RETURN
                                            ----------
                         As of December 31:
                         1983..............
                         1984..............
                         1985..............
                         1986..............
                         1987..............
                         1988..............
                         1989..............
                         1990..............
                         1991..............
                         1992..............
                         1993..............
                         1994..............
                         1995..............
                         1996..............
                         1997..............
                         1998..............
                         1999..............
                         2000..............
                         2001.............. $10,444.14

                        SURRENDER VALUE (1) (p. II-19)
                        ---------------

                                              PIMCO
                                              TOTAL
                                              RETURN
                                             ---------
                          As of December 31:
                          1983..............
                          1984..............
                          1985..............
                          1986..............
                          1987..............
                          1988..............
                          1989..............
                          1990..............
                          1991..............
                          1992..............
                          1993..............
                          1994..............
                          1995..............
                          1996..............
                          1997..............
                          1998..............
                          1999..............
                          2000..............
                          2001.............. $9,808.16

           ANNUAL PERCENTAGE CHANGE IN CONTRACT VALUE (1) (p. II-22)
           ------------------------------------------

                                                     PIMCO
                                                     TOTAL
                                                     RETURN
                                                     ------
                     As of December 31:
                     1983...........................
                     1984...........................
                     1985...........................
                     1986...........................
                     1987...........................
                     1988...........................
                     1989...........................
                     1990...........................
                     1991...........................
                     1992...........................
                     1993...........................
                     1994...........................
                     1995...........................
                     1996...........................
                     1997...........................
                     1998...........................
                     1999...........................
                     2000...........................
                     2001...........................  4.44%
                     Cumulative Return..............  4.44
                     Annual Effective Rate of Return  5.34

          ANNUAL PERCENTAGE CHANGE IN SURRENDER VALUE (1) (p. II-24)
          -------------------------------------------

                                                     PIMCO
                                                     TOTAL
                                                     RETURN
                                                     ------
                     As of December 31:
                     1983...........................
                     1984...........................
                     1985...........................
                     1986...........................
                     1987...........................
                     1988...........................
                     1989...........................
                     1990...........................
                     1991...........................
                     1992...........................
                     1993...........................
                     1994...........................
                     1995...........................
                     1996...........................
                     1997...........................
                     1998...........................
                     1999...........................
                     2000...........................
                     2001........................... -1.92%
                     Cumulative Return.............. -1.92
                     Annual Effective Rate of Return -2.29

PIMCO TOTAL RETURN SUB-ACCOUNT (p. II-34)

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                  % CHANGE  ANNUAL   BEGINNING    END OF
                                  IN UNIT  EFFECTIVE OF PERIOD  PERIOD UNIT
                                   VALUE     RATE    UNIT VALUE    VALUE
                                  -------- --------- ---------- -----------
10 months ended December 31, 2001   5.4%      6.2%    1.000000   1.054196

--------
* Unit values do not reflect the impact of any Contingent Deferred Sales Charge, premium tax charge, or the annual Administration Contract Charge.

   The following replaces information in the HISTORICAL ILLUSTRATIONS OF ANNUITY INCOME PAYOUTS that begins on page II-41 of the SAI with respect to the PIMCO Total Return Portfolio only which appears on page II-43:

              AMOUNT OF FIRST MONTHLY PAYMENT IN YEAR SHOWN WITH
                    100% OF THE CONTRACT VALUE INVESTED IN:

                     PIMCO
PAYMENT CALENDAR     TOTAL
 YEAR     YEAR   AGE RETURN
------- -------- --- -------
  1       1983   65
  2       1984   66
  3       1985   67
  4       1986   68
  5       1987   69
  6       1988   70
  7       1989   71
  8       1990   72
  9       1991   73
 10       1992   74
 11       1993   75
 12       1994   76
 13       1995   77
 14       1996   78
 15       1997   79
 16       1998   80
 17       1999   81
 18       2000   82
 19       2001   83  $836.18
 20       2002   84   860.43

                      METROPOLITAN LIFE INSURANCE COMPANY
                       THE NEW ENGLAND VARIABLE ACCOUNT

                              ZENITH ACCUMULATOR

                      SUPPLEMENT DATED SEPTEMBER 24, 2002

                                    TO THE

                      SUPPLEMENT DATED MAY 1, 2002 TO THE
                        PROSPECTUS DATED APRIL 30, 1999

    This Supplement describes changes to the prospectus describing the Zenith Accumulator variable annuity contracts (the "Contracts") issued by Metropolitan Life Insurance Company. You should retain this supplement with your contract prospectus for future reference.

    Please note the following corrected telephone number and address:

        A complete prospectus dated April 30, 1999, as well as the Statement of Additional Information, may be obtained free of charge by writing to New England Securities Corporation at 501 Boylston Street, Boston, Massachusetts 02116 or telephoning 1-800-356-5015.




   VA277